Consolidated Statements of Comprehensive (Loss)/Income	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Profit or loss [abstract]
(Loss)/profit for the year	$ (6,748,775)	$ (52,527,733)	$ 32,900,444	$ (37,446,111)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange difference on translation of foreign operation	3,390	26,382	(28,025)	(3,475)
Total comprehensive (loss)/income for the year	$ (6,745,385)	$ (52,501,351)	$ 32,872,419	$ (37,449,586)